CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
Revenues	¥ 335,251	$ 50,204	¥ 376,553	¥ 415,177
Cost of revenues	(259,253)	(38,823)	(264,039)	(301,148)
Operating expenses
General and administrative	(62,159)	(9,308)	(40,684)	(46,428)
Loss from operations	(61,308)	(9,181)	1,340	(24,479)
Interest expense	(14,251)	(2,134)	(18,634)	(19,743)
Loss before income taxes	(75,397)	(11,291)	(16,519)	(48,523)
Income tax (expense) benefits
Income tax expense				39,060
Reversal of contingent tax liability	0	0	0	39,060
Income tax expense	(1,436)	(215)	(1,295)	38,383
Net loss	(76,833)	(11,506)	(17,814)	(10,140)
Other comprehensive loss
Foreign currency translation difference	(4,124)	(617)	(2,607)	(56)
Total comprehensive loss	(69,702)	(10,438)	(16,415)	(9,583)
Parent Company [Member]
Revenues	204	31	303	286
Cost of revenues	0	0	0	0
Operating expenses
General and administrative	(16,035)	(2,401)	(4,335)	(5,025)
Loss from operations	(15,831)	(2,370)	(4,032)	(4,739)
Equity in earnings loss of unconsolidated subsidiaries	(49,009)	(7,339)	(9,223)	(43,579)
Interest expense	(738)	(111)	(553)	(268)
Loss before income taxes	(65,578)	(9,820)	(13,808)	(48,586)
Income tax (expense) benefits
Income tax expense	0	0	0	0
Reversal of contingent tax liability	0	0	0	39,059
Income tax expense	0	0	0	39,059
Net loss	(65,578)	(9,820)	(13,808)	(9,527)
Other comprehensive loss
Foreign currency translation difference	(4,124)	(618)	(2,607)	(56)
Total comprehensive loss	¥ (69,702)	$ (10,438)	¥ (16,415)	¥ (9,583)